Fixed asset investments (Tables)	12 Months Ended
Sep. 30, 2020
Fixed asset investments
Summary of fixed asset investments

Investment in
Joint Venture
£
Cost
At 1 January 2019	—
Additions	—
At 30 September 2019	—
Additions	25,000
At 30 September 2020	25,000